ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company” or “TAOP”), is a leading cloud-based ads display terminal and service provider of digital advertising distribution network and new media resource sharing platform in the Out-of-Home advertising market in China. The Company provides the integrated end-to-end digital advertising solutions enabling customers to distribute and manage ads on the ads display terminals.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech. International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s wholly-owned People’s Republic of China (PRC) subsidiaries, and Company’s Variable interest entity (“VIE”) and VIE subsidiaries.

On June 9, 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of TAOP, who owns approximately 26.9% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance TAOP’s presence in the new media and advertising sectors.

In 2021, the Company also launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. With multiple cloud data centers deployed overseas, currently in Hong Kong, the Company continues to improve computing power and create value for the encrypted digital currency industry.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC. Upon closing of the equity transfer, the Company’s existing variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In September 2021, the Company also strategically relocated its global corporate headquarters to Hong Kong to better implement cryptocurrency mining operations and blockchain related new businesses and streamline its international business development, client communication, and service delivery. The office located in Shenzhen, China becomes the TAOP’s regional headquarters in Mainland China.

		December 31,	December 31,	December 31,
		2021	2020	2019
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%	-	-	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%	-	-	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%	-	-	Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	100%	-	-	Cayman, Island
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	100%	-	-	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	100%	-	-	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	Subsidiary	100%	VIE	VIE	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	VIE	VIE	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	VIE	VIE	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	-	-	Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	Subsidiary	51%	-	-	Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	Subsidiary	51%	-	-	Wuhu, China
Taoping Digital Tech. (Dongguan) Co., Ltd. (TDTDG)	Subsidiary	100%	-	-	Dongguan, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	100%	-	-	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	-	-	Jiangsu, China

In January 2022, Alpha Digital Group Ltd. was dissolved as a result of the business realignment of the Company.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Management Service Agreement

iASPEC was a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC. In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC. Upon closing of the equity transfer, the Company’s existing variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

Pursuant to the terms of a management service agreement by and among IST, iASPEC and its shareholders, dated July 1, 2007 (“MSA”), iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

Option Agreement

In connection with the MSA, on July 1, 2007, IST also entered into an immediately exercisable purchase option agreement (the “Option Agreement”) with iASPEC and its shareholders. Pursuant to the Option Agreement, the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date that IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Amended and Restated MSA

The Amended and Restated MSA was entered into on December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Jianghuai Lin (“Mr. Lin”). Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

●	iASPEC agreed that IST will be entitled to receive ninety five percent (95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter. Mr. Lin, agreed to enter into an agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). The Amended and Restated MSA was executed on December 13, 2009. Based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

●	Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders.

●	Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

●	IST agreed that it will not interfere with any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business. However, iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission. (“SEC”).

The Amended and Restated MSA amended certain terms of the original Management Service Agreement which became effective on July 1, 2007 and has a term of 30 years unless otherwise early termination by the parties by one of the following means:

●	Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by a party of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by a party, or of which the party is the subject to insolvency, or the commencement of any proceedings placing the party in a receivership, or of any assignment by a party for the benefit of creditors; or

●	The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

The substance of the Amended and Restated MSA and the Option Agreement is to:

●	Allow the Company to utilize the business licenses, contacts, permits, and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

●	Provide the Company with effective control over all of iASPEC’s operations; and provide the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

Dissolution of the Variable Interest Entity Structure

In September 2021, we dissolved the variable interest entity structure by exercising the purchase option under the Option Agreement to purchase all of the equity interests in iASPEC at an aggregate exercise price of $1,800,000. On September 18, 2021, Taoping Inc. and IST entered into an equity transfer agreement with iASPEC and iASPEC’s then sole shareholder, Mr. Lin, under which Mr. Lin sold and transferred to IST all of the equity interests in and any and all rights and benefits relating thereto of iASPEC in exchange for 612,245 unregistered ordinary shares of Taoping Inc., as determined by dividing $1,800,000 by the volume-weighted average closing price of ordinary shares for the consecutive five (5) trading days immediately prior to September 18, 2021. The parties thereafter completed the equity transfer through applicable PRC governmental registration(s).

Upon the closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. The amended and restated MSA was automatically terminated.

Going Concern and Management’s Plans

Although the COVID-19 pandemic has largely been contained in China, regional outbreaks of infections persist in various localities. The negative impact from the pandemic to the out-of-home advertising business continued throughout 2021. However, our revenue achieved 124.6% year-over-year increase as a result of the additions of cryptocurrency mining operations and the acquisition of TNM for the year 2021. The Company has significantly improved profitability by $8.4 million by reducing net loss to $9.9 million for the year ended December 31, 2021 from $18.3 million a year ago. Cash and cash equivalents held by the Company at Dec 31, 2021 was $4.5 million, compared to cash and cash equivalents of $1.1 million a year ago.

The Company incurred a net loss of approximately $9.9 million for year ended December 31, 2021, which was mainly due to the provision of allowance of credit losses and the expenses of stock-based compensation, compared to a net loss of $18.3 million for 2020. As of December 31, 2021, the Company had a working capital deficit of approximately $6.3 million, improved from a working capital deficit of $17.4 million as of December 31, 2020.

In the first quarter of 2021, the Company completed three financing transactions issuing 3,140,740 ordinary shares in total with aggregate proceeds of $13.1 million net of issuance costs. In July 2021, the Company consummated a financing transaction comprising of 1,200,000 ordinary shares, and warrants with aggregate proceeds net of issuance cost of $4.73 million. Proceeds from all financing activities were to increase the Company’s working capital.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In June 2021, the Company completed an acquisition of 100% of equity of TNM to offer more comprehensive services of the new media sharing platform and enhance revenue generation from new media and advertising sectors. In April 2021, the Company also formed a Blockchain business segment and engages in cryptocurrency mining activities as the first initiative of this sector to supplement the diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. Specifically, revenue generated from cryptocurrency mining was approximately $5.5 million, and the gross profit from cryptocurrency mining business was approximately $2.7 million for 2021. In 2022, the Company will continue to expand the digital advertising business through strategic acquisitions, increase computing powers for Blockchain related business operations and explore business opportunity in the smart community and new energy sectors to improve revenue and cash flow generations. In addition, the management will also continue to execute the existing business strategies with focuses on selection of quality customers, collection of accounts receivable, maintaining proper inventory level, and managing accounts payable to enhance operating cash flows. Meanwhile, the Company will aggressively develop domestic and international markets to develop new customers in new media business, and explore more blockchain related businesses, such as establishing overseas data centers in addition to Hong Kong and developing applications of NFT, cloud desktop and cloud rendering. With its well established “Taoping” brand, technology platform and industry reputation along with strategic expansion into the Blockchain business sector, the Company believes that it has the ability to raise needed capital to support the Company’s operations and business expansions.

If the Company’s execution of business strategies is not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. However, the Company can make no assurances that financing will be available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these events do not occur or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. To overcome the going concern issue, the Company will actively seek opportunities to achieve revenue growth through strategic acquisitions on digital advertising, new revenue streams development, and significant expansion of computing power for cryptocurrency mining operations. In addition to cash generating from business, the Company has secured at least $8 million revolving bank facility line which provides important capital support for its operation.